Remuneration of Auditors	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Remuneration of Auditors [Abstract]
Remuneration of auditors

18. Remuneration of auditors

	Consolidated	Consolidated
	2023	2022
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	97,750	85,000
Audit services – HLB Mann Judd	-	23,138
Audit services – Withum Smith & Brown (US auditor)	-	357,208
	97,750	465,346

Withum Smith&Brown, PC were appointed auditors in the US in preparation for listing the Company’s securities in the US.

15. Remuneration of auditors

	Consolidated	Consolidated
	2022	2021
	$	$
Audit or review of the financial reports of the company
Amounts received & receivable by the auditor:
Audit services – PKF Brisbane Audit	85,000	-
Audit services – HLB Mann Judd	23,138	37,785
Audit services – Withum Smith & Brown (US auditor)	357,208	287,975
Other services – Withum Smith & Brown (US auditor)	-	-
	465,346	325,760

Withum Smith&Brown, PC were appointed auditors in the US in preparation for listing the Company’s securities in the US. During the year the work carried out involved the PCAOB compliant audits of the financial statements.